Related Party Transactions (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2020 USD ($) renewal_option
Related Party Transaction [Line Items]
Investments	$ 26,037		$ 24,752
Revenues	2,116	$ 2,348	3,253	$ 4,203
Lease income receivable			288
Related Party Transition Services Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenues	148	355	495	285
Related Party Investment Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenues	170	403	428	2,740
Related Party Lease Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Lease term					10 years
Lease number of renewal terms | renewal_option					5
Lease renewal term					1 year
Lease income receivable					$ 24
Related Party Supply Agreement
Related Party Transaction [Line Items]
Related party fees			1,223	242
Related Party Supply Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenues	151	69	282	156
Related party fees	$ 893	$ 1,171	$ 1,223	$ 242